CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS EQUITY (Unaudited) - USD ($)	Total	Common Stock	Preferred Stock	Additional Paid-In Capital	Subscription Receivable	Retained Deficit	NCI
Balance, shares at Sep. 30, 2022		9,308,825
Balance, amount at Sep. 30, 2022	$ (412,471)	$ 931	$ 0	$ 9,364,428	$ 0	$ (9,777,830)	$ 0
Shares issued for acquisition, shares		40,000,000
Shares issued for acquisition, amount	44,500	$ 4,000		46,000	(5,500)
Shares issued for services, shares		2,000,000
Shares issued for services, amount	351,000	$ 200		350,800
Shares sold, shares		4,000,000
Shares sold, amount	5,000	$ 400		4,600
Net loss for the period	(399,918)					(399,918)
Balance, amount at Sep. 30, 2023	(411,889)	$ 5,531	0	9,765,828	(5,500)	(10,177,748)	0
Balance, shares at Sep. 30, 2023		55,308,825
Net loss for the period	(3,254)	$ 0	0	0	0	(3,254)	0
Balance, amount at Dec. 31, 2023	(415,143)	$ 5,531	0	9,765,828	(5,500)	(10,181,002)	0
Balance, shares at Dec. 31, 2023		55,308,825
Balance, shares at Sep. 30, 2023		55,308,825
Balance, amount at Sep. 30, 2023	(411,889)	$ 5,531	$ 0	9,765,828	(5,500)	(10,177,748)	0
Shares issued for services, shares		3,300,000
Shares issued for services, amount	254,000	$ 330		253,670
Net loss for the period	(20,426)					(20,426)
Subscription cancellation	5,500				5,500
NCI	(6,357,151)						(6,357,151)
Acquisition/merger activity, shares			2,000,000
Acquisition/merger activity, amount	29,198,898		$ 200	29,198,698
Balance, amount at Sep. 30, 2024	22,916,237	$ 5,861	$ 200	39,218,396	0	(9,950,869)	(6,357,151)
Balance, shares at Sep. 30, 2024		58,608,825	2,000,000
Balance, shares at Dec. 31, 2023		55,308,825
Balance, amount at Dec. 31, 2023	(415,143)	$ 5,531	$ 0	9,765,828	(5,500)	(10,181,002)	0
Net loss for the period	(17,435)					(17,435)
Sold common stock, shares		1,000,000
Sold common stock, amount	1,500	$ 100		1,400	0
Balance, amount at Mar. 31, 2024	(431,078)	$ 5,631	$ 0	9,767,228	(5,500)	(10,198,437)	0
Balance, shares at Mar. 31, 2024		56,308,825
Balance, shares at Sep. 30, 2024		58,608,825	2,000,000
Balance, amount at Sep. 30, 2024	22,916,237	$ 5,861	$ 200	39,218,396	0	(9,950,869)	(6,357,151)
Net loss for the period	7,752	0		0	0	34,791	(27,039)
Balance, amount at Dec. 31, 2024	22,688,053	$ 5,861	$ 200	39,465,501	0	(10,372,281)	(6,384,190)
Balance, shares at Dec. 31, 2024		58,608,825	2,000,000
Net loss for the period	(137,117)		$ 0			(289,909)	152,792
Additional paid in capital	8,826,194	$ 0	0	8,826,194	$ 0	0	0
Balance, amount at Mar. 31, 2025	$ 31,377,130	$ 5,861	$ 200	$ 48,291,695		$ (10,689,228)	$ 6,231,398
Balance, shares at Mar. 31, 2025		58,608,825	2,000,000